Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Outstanding [Line Items]
Loans, principally from banks, maturing in installments through 2020; bearing weighted average interest of 1.94% and 1.68% at December 31, 2012 and 2011, respectively	¥ 132	¥ 1,297
Capital lease obligations	3,532	4,597
Long-term debt, including current installments	3,664	7,070
Less current portion	(1,547)	(3,702)
Long-term debt, excluding current installments (Note 9)	2,117	3,368
0.75% Japanese Yen Notes, Due 2012
Debt Outstanding [Line Items]
Long-term debt		1,020
0.84% Japanese Yen Notes, Due 2013
Debt Outstanding [Line Items]
Long-term debt		¥ 156